Earnings (loss) per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings (loss) per share
Weighted average number of shares used for basic earnings (loss) per share	3,483,633,816	3,565,973,883	3,572,549,651
Potential shares to be issued for ILT incentive plan	6,319,989	7,598,593
Weighted average number of shares used for diluted earnings (loss) per share	3,489,953,805	3,573,572,476	3,572,549,651
Profit (loss) attributable to Eni	€ 13,887	€ 5,821	€ (8,635)
Remuneration of subordinated perpetual bonds net of tax effect	(109)	(95)
Eni's net profit (loss) for basic and diluted earnings (loss) per share	€ 13,778	€ 5,726	€ (8,635)
Basic earnings (loss) per share	€ 3.96	€ 1.61	€ (2.42)
Diluted earnings (loss) per share	€ 3.95	€ 1.6	€ (2.42)